UNSECURED CONVERTIBLE DEBENTURES (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2019	Feb. 27, 2019	Jan. 31, 2018	Aug. 31, 2018	Aug. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debentures - outstanding face value				$ 112,982	$ 0
Equity component				$ 16,905
Unsecured Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Debentures - outstanding face value			$ 115,000
Borrowings, interest rate			6.00%
Convertible debentures, Conversion price			$ 5.42
Threshold limit of daily volume weighted average trading price of common shares		$ 7.05	$ 7.05
Convertible debentures, change in control percentage			104.00%
Effective annualized discount rate			15.30%
Valuation of the debt component before issue costs			$ 98,095
Equity component			$ 16,905
Effective interest rate on debt component			18.00%
Conversion of convertible debentures, amount converted	$ 37,738
Conversion of convertible debentures, shares issued	6,962,725